Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Earnings from continuing operations	$ 273,943	$ 157,330
Depletion and depreciation	133,718	148,655
Share based payment expense	5,459	4,344
Other income, net	(5,130)	(3,376)
Finance items, net	(2,097)	10,095
Income tax expense	120,367	38,749
Income tax paid	(9,943)	(40,132)
Cash reclamation expenditures	(6,840)	(10,212)
Change in non-cash working capital	33,599	8,159
Net cash provided by operating activities of continuing operations	543,076	313,612
Net cash used in operating activities of discontinued operations	0	(12,990)
Investing activities
Additions to mining interests	(162,673)	(85,643)
Additions to plant and equipment	(112,531)	(46,197)
Additions to other long-term assets	(18,386)	(3,800)
Investments in public and private entities	(66,124)	(80,844)
Sale of investment in equity security	0	4,608
Sale of Stawell Mine	0	6,250
Proceeds on dispositions of assets	2,480	1,621
Transfer to restricted cash, net	(206)	(680)
Net cash used in investing activities of continuing operations	(357,440)	(204,685)
Net cash used in investing activities of discontinued operations	0	(612)
Financing activities
Proceeds from exercise of stock options	2,709	17,002
Interest received (paid)	4,218	(4,648)
Payment of finance lease obligations	(23,109)	(16,179)
Payment of dividends	(16,329)	(3,281)
Share repurchases	(30,811)	(60,143)
Redemption of convertible debentures	0	(44,034)
Net cash used in financing activities of continuing operations	(63,322)	(111,283)
Net cash used in financing activities of discontinued operations	0	(121)
Impact of foreign exchange on cash balances of continuing operations	(21,683)	12,548
Impact of foreign exchange on cash balances of discontinued operations	0	229
Change in cash of continuing operations during the year	100,631	10,192
Change in cash of discontinued operations during the year	0	(13,494)
Change in cash	100,631	(3,302)
Cash, beginning of year	231,596	234,898
Cash, end of year	$ 332,227	$ 231,596